Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Financial Assets Measured At Fair Value On Recurring Basis

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$226,092	$—	$—	$226,092
Government and corporate debentures - fixed interest rate		7,932		7,932
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,323,370	—	1,323,370
Government-sponsored enterprises	—	332,799	—	332,799
Government and corporate debentures - floating interest rate	—	199,010	—	199,010
Auction rate securities	—	—	7,990	7,990
Foreign currency derivative contracts	—	1,219	—	1,219

Total financials assets	$226,092	$1,864,330	$7,990	$2,098,412

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financials assets	$303,780	$2,156,975	$6,078	$2,466,833

Fair Value Measurements Using Significant Unobservable Inputs

Auction rate securities
Balance at January 1, 2010	$8,775
Unrealized losses included in earning (other than temporary impairment)	(785)

Balance at December 31, 2010	7,990
Securities sold during 2011	(1,912)

Balance at December 31, 2011	$6,078